Alpine Dynamic Dividend Fund
Alpine Dynamic Dividend Fund
Investment Objective

The Alpine Dynamic Dividend Fund (the “Dividend Fund”) seeks high current dividend income that qualifies for the reduced U.S. Federal income tax rates created by the “Jobs and Growth Tax Relief Reconciliation Act of 2003,” while also focusing on total return for long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine Dynamic Dividend Fund Alpine Dynamic Dividend Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Alpine Dynamic Dividend Fund Alpine Dynamic Dividend Fund Shares
Management Fees	1.00%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.18%
Other Expenses - Interest Expense	0.04%
Total Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.22%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Dynamic Dividend Fund Alpine Dynamic Dividend Fund Shares	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 506% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective, under normal circumstances, the Dividend Fund invests at least 80% of its net assets in the equity securities of certain domestic and foreign corporations that pay dividend income, that it believes are undervalued relative to the market and to the securities’ historic valuations. This includes companies that have announced a special dividend or that they will pay dividends within six months. The equity securities in which the Dividend Fund invests include primarily common stocks. The Dividend Fund may, from time to time, also invest in preferred stocks, real estate investment trusts (“REITs”), options and securities convertible into or exchangeable for common stocks, such as convertible debt. The Dividend Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges, provided that no more than 25% are invested in emerging markets.

Under normal circumstances, a majority of the Dividend Fund’s investments in equity securities will include those securities that pay qualified dividend income, which is defined in the Code as dividends received during the taxable year from domestic and qualified foreign corporations. A qualified foreign corporation is defined as any corporation that is incorporated in a possession of the United States or is eligible for the benefits of a comprehensive income tax treaty with the United States.

In managing the assets of the Dividend Fund, the Adviser generally pursues a value-oriented approach. The Adviser seeks to identify investment opportunities in equity securities of dividend paying companies, including companies expected to initiate paying dividends within one year of purchase, that it believes are undervalued relative to the market and to the securities’ historic valuations. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and historical payment of dividends. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks

An investment in the Dividend Fund, like any investment, is subject to certain risks. The value of the Dividend Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Dividend Fund’s shares to increase or decrease. You could lose money by investing in the Dividend Fund. By itself, the Dividend Fund does not constitute a balanced investment program.

•	Dividend Strategy Risk — The Fund’s strategy of investing in dividend-paying stocks involves the risk that such stocks may fall out favor with investors and underperforms the market. Companies that issue dividend paying-stocks are not required to continue to pay dividends on such stocks. Therefore, there is the possibility that such companies could reduce or eliminate the payment of dividends in the future.

•	Emerging Market Securities Risk — The risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or operating in emerging market countries. These risks include lack of liquidity and greater price volatility, greater risks of expropriation, less developed legal systems and less reliable custodial services and settlement practices.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Qualified Dividend Tax Risk — Favorable U.S. Federal tax treatment of Fund distributions may be adversely affected, changed or repealed by future changes in tax laws.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

Performance

The bar chart below shows how the Dividend Fund has performed and provides some indication of the risks of investing in the Dividend Fund by showing how its performance has varied from year to year. The bar chart shows changes in the yearly performance of the Dividend Fund for full calendar years. The table below it compares the performance of the Dividend Fund over time to the Dividend Fund’s benchmark index. The chart and table assume reinvestment of dividends and distributions. To the extent that the Fund’s historical performance resulted from gains derived from participation in initial public offerings (“IPOs”) and/or secondary offerings, there is no guarantee that these results can be replicated in future periods or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Of course, past performance (before and after taxes) does not indicate how the Dividend Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Dynamic Dividend Fund Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
15.26%	12/31/10	(24.61)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2010)
Average Annual Total Returns Alpine Dynamic Dividend Fund	1 Year	5 Years	Since Inception	Inception Date
Alpine Dynamic Dividend Fund Shares	12.07%	(1.33%)	5.28%	Sep. 22, 2003
Alpine Dynamic Dividend Fund Shares - Return After Taxes on Distributions	7.02%	(4.38%)	2.43%	Sep. 22, 2003
Alpine Dynamic Dividend Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	8.55%	(1.63%)	4.12%	Sep. 22, 2003
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	4.79%	Sep. 22, 2003
Lipper Global Multi-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)	14.08%	2.41%	6.56%	Sep. 22, 2003

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held for fewer than 60 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Dynamic Financial Services Fund
Alpine Dynamic Financial Services Fund
Investment Objective

The Alpine Dynamic Financial Services Fund (the “Financial Services Fund”) seeks long-term growth of capital and consistent above average total returns as compared to those typical of investments made in public equities.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine Dynamic Financial Services Fund Alpine Dynamic Financial Services Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpine Dynamic Financial Services Fund Alpine Dynamic Financial Services Fund Shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.77%
Other Expenses - Interest Expense		0.08%
Total Other Expenses		0.85%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses		1.87%
Less: Fee Waiver / Expense Reimbursement	[1]	(0.42%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.45%
[1]	The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed annually 1.35% of the Fund's average net assets. Subject to annual approval by the Board of Trustees of the Alpine Series Trust (the "Board of Trustees"), this arrangement will remain in effect unless and until the Board of Trustees approves its modification or termination.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Dynamic Financial Services Fund Alpine Dynamic Financial Services Fund Shares	148	548	973	2,157

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 133% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Financial Services Fund invests at least 80% of its net assets in the equity securities of certain U.S. and foreign companies engaged in the financial services industry. These companies may include commercial and industrial banks, savings and loan associations, community savings banks and other thrift institutions, consumer and industrial finance and leasing companies, securities brokerage and investment advisory firms and insurance companies. The Financial Services Fund may invest without limitation in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

In particular, the Financial Services Fund invests a substantial percentage of its net assets in equity securities issued by banks that have strong growth prospects or takeover potential. Such equity securities will primarily include common stocks and preferred stocks which the Financial Services Fund may acquire through direct investments or private placements.

In managing the assets of the Financial Services Fund, the Adviser generally pursues a value-oriented approach. It is expected that the Financial Services Fund’s investment program will emphasize smaller market capitalizations, including micro-cap. Factors that the Adviser considers include fundamental factors such as earnings growth, cash flow, and industry and market–specific trends. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks

An investment in the Financial Services Fund, like any investment, is subject to certain risks. The value of the Financial Services Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Financial Services Fund’s shares to increase or decrease. You could lose money by investing in the Financial Services Fund. By itself, the Financial Services Fund does not constitute a balanced investment program.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Financial Services Industry Concentration Risk — Since the Fund will be concentrated in the financial services industry, it will be less diversified than stock funds investing in a broader range of industries and, therefore, could experience significant volatility. The financial services industry is highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults and price competition. Financial services companies may also be hurt when interest rates rise sharply, although not all companies are affected equally. Financial institutions are subject to extensive government regulation which may limit both the amount and types of loans and other financial commitments a financial institution can make, and the interest rates and fees it can charge.

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies.

•	“Special Situation” Companies Risk —“Special situations” include a change in management or management policies, the acquisition of a significant equity position in the company by others, a merger or reorganization, or the sale of spin-off of a division or subsidiary which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a special situation company may decline significantly. There can be no assurance that a special situation that exists at the time of its investment will be consummated under the terms and within the time period contemplated. Investments in “special situations” companies can present greater risks than investments in companies not experiencing special situations.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

Performance

The bar chart below shows how the Financial Services Fund has performed and provides some indication of the risks of investing in the Financial Services Fund by showing how its performance has varied from year to year. The table below it compares the performance of the Financial Services Fund to the Financial Services Fund’s benchmark indices. The chart and table assume reinvestment of dividends and distributions. The Fund’s past performance benefitted significantly from initial public offerings (“IPOs”) of certain issuers, and there is no assurance that the Fund can replicate this performance in the future. To the extent that the Fund’s historical performance resulted from gains derived from participation in secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Of course, past performance (before and after taxes) does not indicate how the Financial Services Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Dynamic Financial Services Fund Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
34.43%	6/30/09	(22.93)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2010)
Average Annual Total Returns Alpine Dynamic Financial Services Fund	1 Year	5 Years	Since Inception	Inception Date
Alpine Dynamic Financial Services Fund Shares	17.76%	5.42%	5.78%	Nov. 01, 2005
Alpine Dynamic Financial Services Fund Shares - Return After Taxes on Distributions	17.71%	2.55%	2.98%	Nov. 01, 2005
Alpine Dynamic Financial Services Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	11.61%	3.04%	3.39%	Nov. 01, 2005
Philadelphia PHLX/KBW Bank Index (reflects no deduction for fees, expenses or taxes)	22.24%	(12.85%)	(9.17%)	Nov. 01, 2005
NASDAQ 100 Financial Services Index (reflects no deduction for fees, expenses or taxes)	11.80%	(4.85%)	(4.61%)	Nov. 01, 2005
Lipper Financial Services Funds Average (reflects no deduction for fees, expenses or taxes)	11.85%	(7.20%)	(6.42%)	Nov. 01, 2005

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held for fewer than 60 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

Alpine Dynamic Innovators Fund
Alpine Dynamic Innovators Fund
Investment Objective
The Alpine Dynamic Innovators Fund (the “Innovators Fund”) seeks capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Alpine Dynamic Innovators Fund Alpine Dynamic Innovators Fund Shares
Maximum Sales Charge (Load) Imposed on Purchases	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none
Redemption Fee (as a percentage of amount redeemed within less than 60 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Alpine Dynamic Innovators Fund Alpine Dynamic Innovators Fund Shares
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.61%
Other Expenses - Interest Expense		0.09%
Total Other Expenses		0.70%
Total Annual Fund Operating Expenses		1.70%
Less: Fee Waiver / Expense Reimbursement	[1]	(0.26%)
Total Annual Fund Operating Expenses after Fee Waiver / Expense Reimbursement		1.44%
[1]	The Adviser has agreed contractually to waive its fees and to absorb expenses of the Fund to the extent necessary to ensure that ordinary operating expenses (excluding interest, brokerage commissions and extraordinary expenses) do not exceed annually 1.35% of the Fund's average net assets. Subject to annual approval by the Board of Trustees, this arrangement will remain in effect unless and until the Board of Trustees of Alpine Series Trust (the "Board of Trustees") approves its modification or termination.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Alpine Dynamic Innovators Fund Alpine Dynamic Innovators Fund Shares	147	511	899	1,988

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.

Principal Investment Strategies

To achieve its objective, under normal circumstances the Innovators Fund primarily invests its net assets in the equity securities of U.S. and foreign companies that the Adviser believes have a competitive advantage and offer superior growth potential due to the innovative nature of each company’s products, technology or business model. Such equity securities will primarily include common stocks listed on public exchanges, but may include securities acquired through direct investments or private placements. The Innovators Fund’s investments may also include other types of equity or equity-related securities, including convertible preferred stock or debt, rights and warrants. The Innovators Fund may invest up to 20% of the value its net assets in the securities of foreign issuers that are publicly traded in the United States or on foreign exchanges.

The Innovators Fund does not have a policy to concentrate its investments in securities of issuers in any particular industry, but rather the Adviser seeks to identify entrepreneurial businesses that are well positioned to benefit from opportunities in the global economy. Factors that the Adviser considers include, but are not limited to, demonstrated technological leadership, new disruptive technologies, introduction of new and better products, innovative business models, potential for merger or acquisition and potential to benefit from deregulation or consolidation events. The Adviser considers “disruptive technologies” to be of a kind to alter a company’s methods of production, or to modify existing processes, and which serve to create new techniques for delivering value to customers.

The Adviser seeks to identify investment opportunities in securities of entrepreneurial businesses that it believes are undervalued. The Fund may invest in innovative companies with any market capitalization, however, innovative stocks tend to be companies with smaller market capitalizations. The Adviser expects that the Fund’s investment strategy may result in a portfolio turnover rate in excess of 150% on an annual basis.

Principal Investment Risks

An investment in the Innovators Fund, like any investment, is subject to certain risks. The value of the Innovators Fund’s investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Innovators Fund’s shares to increase or decrease. You could lose money by investing in the Innovators Fund. By itself, the Innovators Fund does not constitute a balanced investment program.

•	Equity Securities Risk — The stock or other security of a company may not perform as well as expected, and may decrease in value, because of factors related to the company (such as poorer than expected earnings or certain management decisions) or to the industry in which the company is engaged (such as a reduction in the demand for products or services in a particular industry).

•	Foreign Securities Risk — Public information available concerning foreign issuers may be more limited than would be with respect to domestic issuers. Different accounting standards may be used by foreign issuers, and foreign trading markets may not be as liquid as U.S. markets. Currency fluctuations could erase investment gains or add to investment losses. Additionally, foreign securities also involve possible imposition of withholding or confiscatory taxes and adverse political or economic developments. These risks may be greater in emerging markets.

•	Management Risk — The Adviser’s judgment about the quality, relative yield or value of, or market trends affecting, a particular security or sector, or about interest rates generally, may be incorrect. The Adviser’s security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment objectives and strategies.

•	Micro Capitalization Company Risk — Investments in micro-cap companies are associated with similar risks as investments in small and medium capitalization companies, but these risks may be even greater with respect to investments in micro-cap companies.

•	Portfolio Turnover Risk — High portfolio turnover necessarily results in greater transaction costs which may reduce Fund performance.

•	Small and Medium Capitalization Company Risk — Securities of small or medium capitalization companies are more likely to experience sharper swings in market values, less liquid markets, in which it may be more difficult for the Adviser to sell at times and at prices that the Adviser believes appropriate and generally are more volatile than those of larger companies. Innovative companies may lack profitability which in turn may result in the lack of innovative support.

•	Undervalued Stock Risk — Undervalued stocks may perform differently from the market as a whole and may continue to be undervalued by the market for long periods of time. Although the Fund will not concentrate its investments in any one industry or industry groups, it may weigh its investments towards certain industries, thus increasing its exposure to factors adversely affecting issues within these industries.

Performance

The bar chart below shows how the Innovators Fund has performed and provides some indication of the risks of investing in the Innovators Fund by showing how its performance has varied from year to year. The table below it compares the performance of the Innovators Fund to the Innovators Fund’s benchmark index. The chart and table assume reinvestment of dividends and distributions. The Fund’s past performance benefitted significantly from initial public offerings (“IPOs”) of certain issuers, and there is no assurance that the Fund can replicate this performance in the future. To the extent that the Fund’s historical performance resulted from gains derived from participation in secondary offerings, there is no guarantee that these results can be replicated or that the Fund will be able to participate to the same degree in IPO and secondary offerings in the future. Of course, past performance (before and after taxes) does not indicate how the Innovators Fund will perform in the future. Updated performance is available on the Fund’s website at www.alpinefunds.com.

Alpine Dynamic Innovators Fund Calendar Year Total Returns as of 12/31 of Each Year

Best and Worst Quarter Results During the periods shown in the Chart for the Fund:
Best Quarter		Worst Quarter
28.46%	6/30/09	(40.82)%	12/31/08

Average Annual Total Returns (For the periods ending December 31, 2010)
Average Annual Total Returns Alpine Dynamic Innovators Fund	1 Year	Since Inception	Inception Date
Alpine Dynamic Innovators Fund Shares	16.01%	2.46%	Jul. 11, 2006
Alpine Dynamic Innovators Fund Shares - Return After Taxes on Distributions	16.01%	2.05%	Jul. 11, 2006
Alpine Dynamic Innovators Fund Shares - Return After Taxes on Distributions and Sale of Fund Shares	10.41%	1.89%	Jul. 11, 2006
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.29%	Jul. 11, 2006
Lipper Multi-Cap Growth Funds Average (reflects no deduction for fees, expenses or taxes)	18.62%	4.82%	Jul. 11, 2006

Performance data quoted represents past performance and is not predictive of future results. Investment return and principal value of the Fund fluctuate, so that the shares, when redeemed, may be worth more or less than their original cost. Performance current to the most recent month end may be lower or higher than performance quoted and may be obtained by calling 1-888-785-5578. Performance data shown does not reflect the 1.00% redemption fee imposed on shares held for fewer than 60 days. If it did, total returns would be reduced.

After-tax returns are calculated using the historical highest individual U.S. Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.